CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

NOTE 9 - CONCENTRATION OF RISK

As of December 31, 2015, our portfolio of real estate investments consisted of 949 healthcare facilities, located in 42 states and the United Kingdom that are operated by 83 third party operators. Our gross investment in these facilities, net of impairments and before reserve for uncollectible loans, totaled approximately $8.0 billion at December 31, 2015, with approximately 99% of our real estate investments related to long-term care facilities. Our portfolio is made up of 782 SNFs, 85 ALFs, 16 specialty facilities, one medical office building, fixed rate mortgages on 56 SNFs and two ALFs, and seven SNFs that are closed/held-for-sale. At December 31, 2015, we also held miscellaneous investments of approximately $89.3 million, consisting primarily of secured loans to third-party operators of our facilities.

At December 31, 2015, the three states in which we had our highest concentration of investments were Ohio (10%), Texas (9%) and Florida (9%). No single operator or manager generated more than 8% of our total revenues for the year ended December 31, 2015.